Accrued liabilities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Payables and Accruals [Abstract]
Schedule of Accrued Liabilities

Accrued liabilities consisted of the following (in thousands):

	September 30, 2016	December 31, 2015
Accrued research and development	$790	$569
Accrued bonuses	478	530
Accrued professional fees	78	668
Accrued vacation	88	64
Accrued interest payable	5	15
Accrued expense	117	139

	$1,556	$1,985

Accrued liabilities consisted of the following (in thousands):

	December 31,
	2014	2015
Accrued research and development	$427	$569
Accrued bonuses	279	530
Accrued professional fees	178	668
Accrued vacation	53	64
Accrued interest payable	—	15
Accrued expense	220	139

	$1,157	$1,985